Document And Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 26, 2013	Nov. 23, 2012
Document And Entity Information Abstract
Entity Registrant Name	DARDEN RESTAURANTS INC
Entity Central Index Key	0000940944
Current Fiscal Year End Date	--05-26
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	May 26, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	130,291,985
Entity Well Known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filer	No
Public Float		$ 6,872,114